GREAT-WEST FUNDS, INC.

Great-West Large Cap Value Fund (formerly Great-West Putnam Equity Income Fund)

Institutional Class Ticker: MXVHX

Investor Class Ticker: MXEQX

Investor II Class Ticker: MXHAX

(the “Fund”)

Supplement dated April 14, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2019, as supplemented

Effective immediately, Walter Scully is no longer a portfolio manager to the Fund.  All references to Walter Scully in the Prospectus, Summary Prospectus and SAI are hereby removed.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 30, 2019, as supplemented.

Please keep this Supplement for future reference.